Financial derivatives - Nominal amounts and fair values of trading and hedging financial derivatives (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments in connection with derivative transactions in organized markets
Financial instruments
Schedule of collateral provided/delivered

		12/31/2021	12/31/2022

Collateral provided:
Of which:
Mercado Mexicano de Derivados, S.A. de C.V.	Cash	4,326	5,946
Chicago Mercantile Exchange	Cash	1,934	431
Foreign financial institutions	Cash	1	153
		6,261	6,530

Financial instrument in connection with OTC derivative transactions
Financial instruments
Schedule of collateral provided/delivered

		12/31/2021	12/31/2022

Financial assets at amortized cost - Loans and advances to credit institutions:
Of which (Note 7):
Mexican financial institutions	Cash	7,163	11,697
Foreign financial institutions	Cash	6,071	2,888
		13,234	14,585

Financial assets at amortized cost - Loans and advances to customers:
Of which (Note 11):
Mexican institutions	Cash	—	1,091
		—	1,091

Financial assets at fair value through profit or loss - Debt instruments:
Of which (Note 8):
Mexican financial institutions	Bonds	3,443	4,906
Foreign financial institutions	Bonds	2,932	2,171
		6,375	7,077

Schedule of collateral received

		12/31/2021	12/31/2022

Deposits from credit institutions and Customer deposits:
Of which (Notes 19 and 20):
Mexican financial institutions	Cash	9,325	5,559
Foreign financial institutions	Cash	17,594	21,302
		26,919	26,861

		12/31/2021	12/31/2022

Memorandum accounts:
Of which (Note 31):
Mexican financial institutions	Bonds	4,491	4,541
		4,491	4,541

Trading derivative liabilities
Financial instruments
Schedule of breakdown of the fair value and nominal amount of trading derivatives

	12/31/2021		12/31/2022
Trading	Nominal	Fair Value	Nominal	Fair Value

Futures:
Foreign Currency Futures	10,827	—	15,212	12
Market Index Futures	612	1	127	—

Forwards:
Foreign Currency Forwards	214,999	3,389	200,965	4,985
Foreign Exchange (Spot)	33,031	102	39,033	123

Options:
Foreign Currency Options	70,823	2,064	78,285	2,278
Interest Rate Options	78,509	915	104,644	1,921
Market Index Options	1,904	1,422	1,736	1,567
Equity Options	1,934	209	4,228	177

Swaps:
IRS	3,724,129	93,600	3,843,533	164,277
Equity Swaps	859	342	450	473
CCS	417,366	74,634	480,136	55,375
Total Trading	4,554,993	176,678	4,768,349	231,188

Hedging derivative liabilities
Financial instruments
Schedule of breakdown of the fair value and nominal amount of trading derivatives

	12/31/2021		12/31/2022
Hedging	Nominal	Fair Value	Nominal	Fair Value

Cash flow hedge:
IRS	7,311	42	—	—
CCS	2,704	864	3,340	371
Foreign Currency Forwards	7,289	238	12,279	885

Fair value hedge:
IRS	1,867	96	62,029	1,109
CCS	28,715	6,922	8,031	2,096
Total Hedging	47,886	8,162	85,679	4,461
Total Financial Derivatives Liability	4,602,879	184,840	4,854,028	235,649

Trading derivative assets
Financial instruments
Schedule of breakdown of the fair value and nominal amount of trading derivatives

	12/31/2021		12/31/2022
Trading	Nominal	Fair Value	Nominal	Fair Value

Futures:
Foreign Currency Futures	12,453	—	48,013	—
Market Index Futures	72	—	—	—

Forwards:
Foreign Currency Forwards	261,701	5,042	187,753	6,723
Foreign Exchange (Spot)	30,428	88	21,769	215
Equity Forwards	—	—	—	—

Options:
Foreign Currency Options	88,639	1,874	117,173	2,321
Interest Rate Options	53,370	712	66,342	1,277
Market Index Options	281	45	55	12
Equity Options	775	85	2,379	162

Swaps:
IRS	3,577,417	94,895	3,863,421	158,553
CCS	486,767	76,649	523,287	59,553
Total Trading	4,511,903	179,390	4,830,192	228,816

Hedging derivative assets
Financial instruments
Schedule of breakdown of the fair value and nominal amount of trading derivatives

	12/31/2021		12/31/2022
Hedging	Nominal	Fair Value	Nominal	Fair Value

Cash flow hedge:
CCS	11,125	4,547	5,553	189
Foreign Currency Forwards	57,669	5,233	41,079	5,069

Fair value hedge:
IRS	47,047	1,454	66,503	3,680
CCS	244	14	13,067	1,243
Total Hedging	116,085	11,248	126,202	10,181
Total Financial Derivatives Asset	4,627,988	190,638	4,956,394	238,997